Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of Intangible assets
As of December 31, 2022	Useful Life	(in thousands)
		Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$377	$175	$202
Talent acquisition	2 – 3 years	1,201	555	646
Intangible assets, net		$1,578	$730	$848
As of December 31, 2021	Useful Life	(in thousands)
		Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$211	$75	$136
Talent acquisition	2 – 3 years	1,653	1,051	602
Intangible assets, net		$1,864	$1,126	$738

Schedule of estimated future amortization of intangible assets
Years ending December 31,	(in thousands)
2023	$478
2024	332
2025	38
2026	—
Total future amortization of amortizable intangible assets	$848